Stockholders' Deficit	12 Months Ended
Jun. 30, 2020
Equity [Abstract]
Stockholders' Deficit

NOTE 8 – STOCKHOLDERS’ DEFICIT

Increase in Authorized Shares of Common Stock and Reverse Stock Split

On June 24, 2019, the Company effected a one-for-five hundred (1:500) reverse stock split whereby the Company (i) decreased the number of authorized shares of common stock, $0.001 par value per share, to 100,000,000 and (ii) decreased by a ratio of one-for-five hundred (1:500) the number of retroactively issued and outstanding shares of common stock. Proportional adjustments for the reverse stock split were made to the Company’s outstanding stock options, warrants and equity incentive plans. All share and per-share data and amounts have been retroactively adjusted as of the earliest period presented in the consolidated financial statements to reflect the reverse stock split.

On February 4, 2020 the Directors resolved to increase the Common Stock of the Company from 100,000,000 authorized shares to 1,000,000,000 authorized shares and believes that such number of authorized shares of Common Stock will be in the best interests of the Corporation and its stockholders because the Board believes that the availability of more shares of Common Stock for issuance will allow the Corporation greater flexibility in pursuing financing from investors, meeting business needs as they arise, taking advantage of favorable opportunities and responding to a changing corporate environment. The Company filed the necessary documents with the U.S. Securities and Exchange Commission on February 6, 2020 and with the amendment to the authorized shares being approved by the State of Delaware on March 13, 2020.

Preferred Stock

The total number of shares of preferred stock that the Company is authorized to issue is 1,500,005, $0.01 par value per share. These preferred shares have no rights to dividends, profit sharing or liquidation preferences.

Of the total preferred shares authorized, 500,000 have been designated as Series A Preferred Stock (“Series A Preferred Stock”), pursuant to the Certificate of Designation filed with the Secretary of State of the State of Delaware on December 9, 2014. James Nathanielsz, the Company’s Chief Executive Officer and Chief Financial Officer, beneficially owns all of the outstanding shares of Series A Preferred Stock via North Horizon Pty Ltd., which entitles him, as a holder of Series A Preferred Stock, to vote on all matters submitted or required to be submitted to a vote of the Company’s stockholders, except election and removal of directors, and each share of Series A Preferred Stock entitles him to two votes per share of Series A Preferred Stock. North Horizon Pty Ltd. is a Nathanielsz Family Trust. Mr. James Nathanielsz, the Chief Executive Officer, Chief Financial Officer and a director of our Company, has voting and investment power over these shares. 500,000 shares of Series A Preferred Stock are issued and outstanding as of June 30, 2020 and 2019.

Of the total preferred shares authorized, pursuant to the Certificate of Designation filed with the Secretary of State of the State of Delaware on June 16, 2015, up to five shares have been designated as Series B Preferred Stock (“Series B Preferred Stock”). Each holder of outstanding shares of Series B Preferred Stock is entitled to voting power equivalent to the number of votes equal to the total number of shares of common stock outstanding as of the record date for the determination of stockholders entitled to vote at each meeting of stockholders of the Company and entitled to vote on all matters submitted or required to be submitted to a vote of the stockholders of the Company. One share of Series B Preferred Stock is issued and outstanding as of June 30, 2020 and 2019. Mr. Nathanielsz directly beneficially owns such one share of Series B Preferred Stock.

No shares of Series A Preferred Stock or Series B Preferred Stock were issued in fiscal years 2020 or 2019.

Common Stock

Shares Issued for Cash

October 5, 2018 Equity Purchase Agreement

On October 5, 2018 (the “L2 Closing Date”), the Company entered into an Equity Purchase Agreement (the “L2 Purchase Agreement”) with L2 Capital, LLC (“L2 Capital”) pursuant to which L2 Capital committed to purchase up to $10,000,000 (the “Maximum Amount”) of the Company’s common stock (the “L2 Financing”). On the L2 Closing Date, the Company issued 7,701 shares of its common stock to L2 Capital as a commitment fee (the “Commitment Shares”), at a fair market value of $41.30 or $318,059, which was recorded as deferred offing costs and were amortized as a percentage of the Maximum Amount on a pro-rata conversion amount. Additionally, the proceeds received from the first put notice were net of $15,000 in legal fees and were recorded as deferred offering costs. Total amortization expense for the fiscal year ended June 30, 2019 was $333,059. The Commitment Shares are subject to a lock-up/leak-out limitation as described below. In connection with the L2 Financing, on the L2 Closing Date, the Company and L2 Capital also entered into a Registration Rights Agreement (the “L2 Registration Rights Agreement”, and together with the Purchase Agreement, the “L2 Transaction Documents”). The Company received net proceeds from the sale of the Put Shares directly to the Investor pursuant to the Purchase Agreement, however, the Company did not receive any proceeds from the resale of the Put Shares by L2 Capital thereafter.

Upon filing and effectiveness of the Company’s Registration Statement on Form S-1, which was declared effective by the SEC on October 30, 2018, and provided other closing conditions are met, from time to time over the term of the Purchase Agreement, the Company had the right, but not the obligation, to direct the Investor to purchase shares of the Company’s common stock (the “L2 Put Shares”) in a maximum amount of $1,000,000, provided that the number of L2 Put Shares did not exceed 250% of the Average Daily Trading Volume (as defined in the L2 Purchase Agreement). At any time and from time to time during the 3-year term of the L2 Purchase Agreement (the “Commitment Period”), the Company had the right to deliver a notice L2 Capital (the “L2 Put Notice”) and was obligated to deliver the Put Shares to Investor via DWAC (as defined in the L2 Purchase Agreement) within two trading days. The purchase price (the “L2 Purchase Price”) for the Put Shares was 87.5% of the one lowest daily volume weighted average price on the Principal Market (as defined in the L2 Purchase Agreement) (as reported by Bloomberg Finance L.P.) during the five trading days immediately following the date L2 Capital receives the L2 Put Shares via DWAC associated with the applicable Put Notice (the “L2 Valuation Period”). The closing of a Put Notice occurred within one trading day following the end of the respective L2 Valuation Period, whereby (i) L2 Capital was obligated to deliver the L2 Investment Amount (as defined below) to the Company by wire transfer of immediately available funds and (ii) L2 Capital was obligated to return surplus L2 Put Shares if the value of the L2 Put Shares delivered to L2 Capital caused the Company to exceed the maximum commitment amount. The Company could not deliver another L2 Put Notice to L2 Capital within ten trading days of a prior Put Notice. The “L2 Investment Amount” means the aggregate L2 Purchase Price for the L2 Put Shares purchased by L2 Capital, minus clearing costs due to L2 Capital’s broker or to the Company’s transfer agent for the issuance of the L2 Put Shares (the “L2 Clearing Costs”).

The right of the Company to issue and sell the L2 Put Shares to L2 Capital was subject to the satisfaction of certain closing conditions, including, but not limited to, (i) the Company’s Registration Statement on Form S-1 registering for resale by the Investor of the L2 Put Shares and Commitment Shares continuing to be effective as was declared by the U.S. Securities and Exchange Commission (the “SEC”) on October 30, 2018, (ii) accuracy of the Company’s representations and warranties, (iii) the Company’s performance under the L2 Purchase Agreement in all material respects, (iv) no suspension of trading or delisting of the Company’s common stock, (v) limitation of L2 Capital’s beneficial ownership to no more than 9.99%, (vi) the Company maintaining its DWAC-eligible status, (vii) the Company maintaining a sufficient share reserve, and (viii) the minimum pricing for the L2 Put Shares must exceed $.0.05.

Pursuant to the terms of the L2 Registration Rights Agreement, the Company filed the L2 Registration Statement on October 17, 2018 and the Registration Statement was declared effective by the SEC on October 30, 2018.

L2 Capital agreed, for a period of 180 days from the L2 Closing Date, not to sell, on any given day, a number of Commitment Shares that exceeds the greater of (i) 5% of the average daily trading volume of the Company’s shares of common stock for the period ended one trading day prior to the date of such sale, as reported on the Principal Market; and (ii) such number of Commitment Shares that equals (x) $5,000, divided by, (y) the closing price of the Company’s shares of common stock one trading day prior to the date of such sale, as reported on the Principal Market.

Effective as of the L2 Closing Date, the Company reserved 924,143 shares of its common stock from its authorized and unissued shares of common stock to provide for all issuances of shares of common stock under the L2 Transaction Documents (in the event that the Company issued and sold the L2 Put Shares up to the Maximum Amount) and was required to reserve and keep available out of its authorized and unissued shares of common stock a number of shares of common stock at least three times the number of shares of common stock obtained by dividing the remaining balance on the maximum commitment amount by the L2 Purchase Price. While the Company had the obligation to maintain such reserve while the Purchase Agreement was effective, the Company did not have the obligation to sell any L2 Put Shares to L2 Capital. L2 Capital agreed, and agreed to cause any affiliate of L2 Capital acting on its behalf or pursuant to any understanding with it, not to execute any short sales during the period from the date hereof to the end of the Commitment Period.

As of about February 7, 2019, the Company reached the maximum number of shares that it could put under the L2 Purchase Agreement, and therefore, the Company would have had to file with the SEC a new registration statement registering additional shares under the L2 Purchase Agreement if the Company had determined to continue to utilize the L2 Purchase Agreement.

During the fiscal year ended June 30, 2019, the Company issued 113,200 shares of its common stock at an average price per share of $8.50, ranging from $6.50 to $20.00, as a result of delivering 14 L2 Put Notices to L2 Capital. As of June 30, 2019, the Company received gross aggregate proceeds of $964,009 from such put notices. Effective as of February 25, 2019, the Company terminated the L2 Purchase Agreement.

February 25, 2019 Equity Purchase Agreement

On February 25, 2019 (the “Closing Date”), the Company entered into an Equity Purchase Agreement (the “Purchase Agreement”) with a certain institutional investor (the “Investor”) pursuant to which the Investor committed to purchase up to $10,000,000 (the “Maximum Amount”) of the Company’s common stock (the “Financing”). In connection with the Financing, on the Closing Date, the Company and the Investor also entered into a Registration Rights Agreement (the “Registration Rights Agreement”, and together with the Purchase Agreement, the “Transaction Documents”). The Company will receive net proceeds from the sale of the Put Shares directly to the Investor pursuant to the Purchase Agreement, however, the Company will not receive any proceeds from the resale of the Put Shares by the Investor thereafter.

Upon filing and effectiveness of the Company’s Registration Statement on Form S-1, which was declared effective by the SEC on March 7, 2019, and provided other closing conditions are met, from time to time over the term of the Purchase Agreement, the Company has the right, but not the obligation, to direct the Investor to purchase shares of the Company’s common stock (the “Put Shares”) in a maximum amount of $1,000,000, provided that the number of Put Shares did not exceed 250% of the Average Daily Trading Volume (as defined in the Purchase Agreement). At any time and from time to time during the 3-year term of the Purchase Agreement (the “Commitment Period”), the Company has the right to deliver a notice to the Investor (the “Put Notice”) and is obligated to deliver the Put Shares to Investor via DWAC (as defined in the Purchase Agreement) within two trading days. The purchase price (the “Purchase Price”) for the Put Shares was 87.5% of the one lowest daily volume weighted average price on the Principal Market (as defined in the Purchase Agreement) (as reported by Bloomberg Finance L.P.) during the five trading days immediately following the date the Investor receives the Put Shares via DWAC associated with the applicable Put Notice (the “Valuation Period”). The closing of a Put Notice occurs within one trading day following the end of the respective Valuation Period, whereby (i) the Investor is obligated to deliver the Investment Amount (as defined below) to the Company by wire transfer of immediately available funds and (ii) the Investor is obligated to return surplus Put Shares if the value of the Put Shares delivered to the Investor causes the Company to exceed the maximum commitment amount. The Company cannot deliver another Put Notice to the Investor within ten trading days of a prior Put Notice. The “Investment Amount” means the aggregate Purchase Price for the Put Shares purchased by the Investor, minus clearing costs due to the Investor’s broker or to the Company’s transfer agent for the issuance of the Put Shares (the “Clearing Costs”).

The right of the Company to issue and sell the Put Shares to the Investor is subject to the satisfaction of certain closing conditions, including, but not limited to, (i) the Company’s Registration Statement on Form S-1 registering for resale by the Investor of the Put Shares continuing to be effective as was declared by the SEC on March 7, 2019, (ii) accuracy of the Company’s representations and warranties, (iii) the Company’s performance under the Purchase Agreement in all material respects, (iv) no suspension of trading or delisting of the Company’s common stock, (v) limitation of the Investor’s beneficial ownership to no more than 9.99%, (vi) the Company maintaining its DWAC-eligible status, (vii) the Company maintaining a sufficient share reserve, and (viii) the minimum pricing for the Put Shares must exceed $0.05.

Pursuant to the terms of the Registration Rights Agreement, the Company filed the Registration Statement on February 25, 2019 and the Registration Statement was declared effective by the SEC on March 7, 2019.

Effective as of the Closing Date, the Company reserved 1,333,333 shares of its common stock from its authorized and unissued shares of common stock to provide for all issuances of shares of common stock under the Transaction Documents (in the event that the Company issued and sold the Put Shares up to the Maximum Amount) and was required to reserve and keep available out of its authorized and unissued shares of common stock a number of shares of common stock at least three times the number of shares of common stock obtained by dividing the remaining balance on the maximum commitment amount by the Purchase Price.

While the Company has the obligation to maintain such reserve while the Purchase Agreement was effective, the Company does not have the obligation to sell any Put Shares to the Investor. The Investor agreed, and agreed to cause any affiliate of the Investor acting on its behalf or pursuant to any understanding with it, not to execute any short sales during the period from the date hereof to the end of the Commitment Period.

During the year ended June 30, 2019, the Company issued 34,000 shares of its common stock at an average price per share of $4.01, ranging from $3.06 to $4.90, as a result of delivering five Put Notices to the Investor. As of June 30, 2019, the Company received gross aggregate proceeds of $136,371 from such put notices.

April 3, 2020 Security Purchase Agreement

On April 3, 2020, the Company closed on a transaction related to a Securities Purchase Agreement (the “Securities Purchase Agreement”) entered into on March 30, 2020, whereby an investor (the “Investor”) purchased from the Company, 7,500,000 units (the “Units”), each consisting of (i) 1.5 shares of the Company’s common stock (the “Common Stock”), or pre-funded warrants (the “Prefunded Warrants”) upon Investor’s election due to the 4.99% blocker provision as discussed below and (ii) 1.5 warrants to purchase one share of Common Stock (“Series A Warrants”), along with such purchaser’s pro-rata portion of the Series B Warrants and Series C Warrants (“the Units”). In aggregate the Investor was issued 63,750,000 warrants to purchase one share of Common Stock (the “Series B Warrants”) and an additional 63,750,000 warrants to purchase one share of Common Stock, subject to a vesting schedule based on the Investors exercise of the Series B Warrants (the “Series C Warrants” and, together with the Prefunded Warrants, the Series A Warrants, and the Series B Warrants referred to herein as, the “Warrants”). See discussion of warrant terms under “Warrants” below.

The aggregate purchase price for the Units, the Series A Warrants with exercise price of $0.20 per share, the Series B Warrants with exercise price of $0.04 per share and the Series C Warrants with exercise price of $0.20 per share, of $450,000 was paid at closing (the “Purchase Price”) or $0.06 per unit purchase price (see Warrants below). The Company received net proceeds of $424,990, net of offering cost of $25,010.

The Securities Purchase Agreement contains a blocker provision whereby the Investor or any of its affiliates would not beneficially own in excess of 4.99% of the outstanding number of shares of Common Stock (“Beneficial Ownership Limitation”). As such, the Investor may elect to purchase Prefunded Warrants equal to the same number of shares of Common Stock that the Company would have been issued.

Due to the Beneficial Ownership Limitation, the 11,250,000 shares of Common Stock underlying the Units issuable at closing of the Securities Purchase Agreement are comprised of 804,518 shares of restricted Common Stock and 10,445,482 Prefunded Warrants with exercise price of $0.0001 (but can be less than par value). The Prefunded Warrants shall be exercisable immediately and shall expire when exercised in full.

The Securities Purchase Agreement contains such representations, warranties and covenants as are typical for a transaction of this nature.

Shares issued for conversion of convertible debt

During the year ended June 30, 2019, the Company issued 704,258 shares of its common stock at an average contractual conversion price of $4.76, ranging from approximately $0.61 to $14.97, as a result of the conversion of principal and interest in the aggregate amount of $3,350,783 underlying certain outstanding convertible notes converted during such period. The total recorded to equity was $3,350,783. The Company reclassified $1,824,317 in put premiums to additional paid in capital following conversions during the year ended June 30, 2019.

During the year ended June 30, 2020, the Company issued 247,619,247 shares of its common stock at an average contractual conversion price of $0.007, ranging from $0.002 to $0.91, as a result of the conversion of principal and interest in the aggregate amount of $1,814,336 underlying certain outstanding principal amount and accrued interest of convertible notes converted during such period, including $15,000 of conversion fees. The total recorded to equity was $2,125,174. Notes with principal amounts totaling $254,500 and accrued interest of $15,408 contained bifurcated embedded conversion option derivatives. Accordingly, the fair market value of the shares issued was $565,746 resulting in a loss on extinguishment at the time of conversion of $295,838 and $362,961 of derivative fair value was recorded as a gain on extinguishment at the time of conversion. The Company reclassified $874,924 in put premiums to additional paid in capital following conversions during the year ended June 30, 2020.

The Company has 739,138,743 shares of its common stock reserved for future issuances based on lender reserve requirements pursuant to underlying financing agreements at June 30, 2020.

Shares issued for services

On December 6, 2018, the Company entered into an agreement with a certain consultant to provide services over a six-month period beginning November 1, 2018 and ending May 1, 2019 in exchange for 4,000 shares of the Company’s common stock. On December 27, 2018, the Company issued the 4,000 shares of the Company’s common stock valued at $10.00 per share to such consultant, or $39,000, which will be amortized over the term of the agreement. The Company recorded $39,000 of consulting expense with respect to such shares of its common stock during the year ended June 30, 2019.

On November 20, 2018, the Company’s Board of Directors authorized the issuance of 2,000 shares of the Company’s common stock in connection with certain legal services provided to the Company. On November 28, 2018, the Company issued such 2,000 shares of its common stock valued at $15.00, or $30,000.

In March 2019 and effective as of December 21, 2018, the Company entered into a certain consulting services agreement with a certain consultant to provide services over a twelve-month period beginning December 21, 2018 in exchange for issuance of two tranches of 10,000 shares (subject to certain true-up provisions), for services to be rendered between December 21, 2018 and March 20, 2019, and 6,000 shares (subject to certain true-up provisions), for services to be rendered between March 21, 2019 and December 20, 2019 of the Company’s common stock. On May 8, 2019, the Company terminated the agreement with the consent of the consultant. The consultant agreed that the issuance of the first tranche of 10,000 shares (including the true-up provision) together with cash payments already made by the Company to the consultant fully satisfied the obligations (past and future) that the Company has under the consulting agreement including any claims under the true-up provisions of the agreement. In March 2019, the Company issued the first tranche of 10,000 shares of its common stock valued at $10.00 per share based on the quoted trading price to the consultant, or $100,000. The Company recorded $100,000 of consulting expense with respect to such shares of its common stock during the fiscal year ended June 30, 2019.

On July 19, 2019, the Company entered into an agreement with a certain consultant to provide services over a two-month period beginning July 1, 2019 and ending September 1, 2019 in exchange for 20,000 shares of the Company’s common stock. On July 19, 2019, the Company issued the 20,000 shares of the Company’s common stock valued at $1.99 per share; being the closing price of the stock on the date of the agreement, to such consultant, or $39,800, which will be amortized over the term of the agreement. The Company recorded $39,800 of consulting expense with respect to such shares of its common stock during the year ended June 30, 2020.

Between February 3, 2020 and June 26, 2020, the Company issued an aggregate of 8,708,574 shares of the Company’s common stock to a consultant for services rendered pursuant to an engagement agreement dated on September 10, 2019 which agreement was later amended in February 2020. Between February 3, 2020 and June 26, 2020, the Company issued an aggregate of 8,708,574 shares of the Company’s common stock valued at an average price of $0.008 per share; being the closing price of the stock on the date of the agreement, to such consultant, or $73,842. The Company recorded $73,842 of consulting expense with respect to such shares of its common stock during the year ended June 30, 2020.

Restricted Stock Units

Pursuant to employment agreements dated in May 2019 (see Note 9), the Company granted an aggregate of 78,000 and 39,000 restricted stock unit to the Company’s Chief Executive Officer and Chief Scientific Officer, respectively. The total 117,000 restricted stock units are subject to vesting terms as defined in the employment agreements. The 117,000 restricted stock units were valued at the fair value of $4.25 per unit or $497,240 based on the quoted trading price on the date of grant. During the year ended June 30, 2020 and 2019, the Company recognized stock-based compensation of $217,543 and $31,077, respectively, related to vested restricted stock units. There were $248,620 unrecognized restricted stock units expense as of June 30, 2020 which may be recognized upon achievement of certain performance conditions.

Stock Options

On May 14, 2019, the Company’s board of directors approved and adopted the Company’s 2019 Equity Incentive Plan (the “2019 Plan”), which reserves a total of 234,000 shares of the Company’s common stock for issuance under the 2019 Plan. Incentive awards authorized under the 2019 Plan include, but are not limited to, incentive stock options, non-qualified stock options, restricted stock awards and restricted stock units.

Pursuant to employment agreements dated in May 2019 (see Note 10), the Company granted options to purchase 39,000 and 19,500 shares of the Company’s common stock to the Company’s Chief Executive Officer and Chief Scientific Officer, respectively. The total 58,500 options have a term of 10 years from the date of grant and exercise price ranging from $4.25 to $4.675 per share. 1/3rd of these options shall vest every successive one-year anniversary, provided, that on each such vesting date, the Chief Executive Officer and Chief Scientific Officer are employed by the Company and subject to the other provisions of the employment agreement. The 58,500 stock options were valued using a Black-Scholes model with the following assumptions: stock price at valuation date of $4.25 based on quoted trading price on date of grant, exercise price of $4.65, dividend yield of zero, years to maturity of 10.00, a risk free rate of 2.42%, and expected volatility 268% for a total value of $248,620.

During the year ended June 30, 2020 and 2019, the Company recognized stock-based compensation of $82,873 and $10,360 related to vested stock options. There was $155,387 of unvested stock options expense as of June 30, 2020 that will be recognized through May 2022 or 1.85 years.

A summary of the Company’s option activity during the years ended June 30, 2020 and 2019 is presented below:

		Weighted
	Number of	Average Exercise
	Shares	Price Per Share
Outstanding at June 30, 2018	1,144	$3,750
Issued	58,500	4.53
Exercised	-	-
Expired	-	-
Outstanding at June 30, 2019	59,644	$76.37
Issued	-	-
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at June 30, 2020	59,644	$76.37

Exercisable at June 30, 2020	20,644	$212.09
Outstanding and Exercisable:

Weighted average remaining contractual term	8.72
Weighted average fair value of options granted during the period	$-
Aggregate intrinsic value	$-

	Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2020	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value	Number Exercisable at June 30, 2020	Weighted Average Exercise Price	Aggregate Intrinsic Value
$4.25-4.68	58,500	8.88 Years	$4.53	$-	19,500	$4.50	$-
$3,750.00	1,144	0.79 Years	3,750.00	-	1,144	3,750.00	-
	59,644	8.72 Years	$76.37	$-	20,644	$212.09	$-

Warrants

On August 29, 2018, the Company received payment of $39 AUD for the exercise of a warrant for 24 shares of the Company’s common stock and issued such shares as a result of the exercise.

On December 2, 2018, a total of 208 warrants expired.

No warrants were issued during the year ended June 30, 2019.

In connection with the issuance of the August 2019 Auctus Note, the Company issued common stock purchase warrants to Auctus to purchase 450,000 shares of the Company’s common stock (the “First Warrant”) as a commitment fee upon the terms and subject to the limitations and conditions set forth in such First Warrant at an “Exercise Price” of $2.25. In connection with the issuance of the Note, the Company shall issue a common stock purchase warrant to Buyer to purchase 300,000 shares of the Company’s common stock (the “Second Warrant”) as a commitment fee upon the terms and subject to the limitations and conditions set forth in such Second Warrant at an “Exercise Price” of $3.33. In connection with the issuance of the Note, the Company shall issue a common stock purchase warrant to Buyer to purchase 225,000 shares of the Company’s common stock (the “Third Warrant”) as a commitment fee upon the terms and subject to the limitations and conditions set forth in such Third Warrant at an “Exercise Price” of $4.50. The First Warrant, Second Warrant, and Third Warrant shall collectively be referred as the “Warrants”. The Warrants have an “Exercise Period” of five years form the date of issuance being August 30, 2019 (see Note 6).

On September 10, 2019, the Company entered into an agreement with a certain consultant to provide services over a three-month period beginning September 10, 2019 and ending December 10, 2019 in exchange for 1,000,000 warrants to purchase the Company’s common stock at $2.00 per share with an expiry date of September 10, 2022. The Fair Market Value of the warrants was $984,810 on the date of grant as calculated under the Black Scholes Option Pricing model. The Company recorded $984,810 of share-based compensation expenses with respect to the grant of such warrants during the year ended June 30, 2020.

In connection with the issuance of shares on April 3, 2020 as discussed above, the Company closed on a transaction related to a Securities Purchase Agreement (the “Securities Purchase Agreement”) entered into on March 30, 2020, whereby an investor purchased from the Company, 7,500,000 units, each consisting of (i) 1.5 shares of the Company’s common stock, or pre-funded warrants upon Investor’s election due to the 4.99% blocker provision and (ii) 1.5 warrants to purchase one share of Common Stock (“Series A Warrants”, and collectively with the Common Stock the “Units”). In addition to the Units, the Investor was issued 63,750,000 warrants to purchase one share of Common Stock (the “Series B Warrants”) and an additional 63,750,000 warrants to purchase one share of Common Stock, subject to a vesting schedule (the “Series C Warrants” and, together with the Prefunded Warrants, the Series A Warrants, and the Series B Warrants, the “Warrants”).

Due to the Beneficial Ownership Limitation, the Company granted 10,445,482 Prefunded Warrants with exercise price of $0.0001 (but can be less than par value). The Prefunded Warrants shall be exercisable immediately and shall expire when exercised in full. On July 22, 2020, the Company received proceeds of $1,045 from the exercise of 10,445,482 Prefunded Warrants (see Note 13).

Series A Warrants

As discussed above, pursuant to the Securities Purchase Agreement entered into March 20, 2020, the Investor purchased Series A Warrants to purchase up to 11,250,000 shares of Common Stock, subject to adjustment as provided therein. The Series A Warrants have a cash exercise price of $0.20 per share and are immediately exercisable and expire in 3 years. The Series A Warrants contain a provision for cashless exercise in the event there is no effective registration statement registering the shares underlying the Series A Warrants calculated based on the difference between the exercise price of the Series A Warrant and the trading price of the stock (the “Cashless Exercise”).Additionally, the Series A Warrants contain another provision for a cashless exercise at the Holder’s option should the trading price of the Common Stock fall below $0.20 per share calculated based on the difference between the exercise price of the Series A Warrant and 70% of the Market Price, as defined therein (the” Alternate Cashless Exercise”).

Series B Warrants

As discussed above, pursuant to the Securities Purchase Agreement entered into March 20, 2020, the Investor purchased Series B Warrants to purchase up to 63,750,000 shares of Common Stock, subject to adjustment as provided therein; provided, however, commencing on the 90th day following the effective date, the Company may reduce the number of Warrant Shares issuable upon exercise thereof by 37,500,000 upon 10 Trading Days’ prior written notice to the Holder provided that the Company issues to the Holder 3,750,000 shares of Common Stock (or, at the election of the Holder, an equivalent number of pre-funded warrants) and Series A Warrants to purchase up to 3,750,000 shares of Common Stock, which shares shall be issued pursuant to a registration statement without restrictions on resale. The Series B Warrants have a cash exercise price of $0.04 per share and expire in 3 years. The Series B Warrants contain a provision for Cashless Exercise. On July 22, 2020, the Company received proceeds of $100,000 from the exercise of 2,500,000 Series B Warrants (see Note 13).

Series C Warrants

As discussed above, pursuant to the Securities Purchase Agreement entered into March 20, 2020, the Investor purchased Series C Warrants to purchase up to 63,750,000 shares of Common Stock, subject to adjustment as provided therein and expire in 3 years. The Series C Warrants have a cash exercise price of $0.20 per share, subject to a vesting schedule, which is based on such Holder’s exercise of the Series B Warrants. The Series C Warrants contain provisions for Cashless Exercise and Alternate Cashless Exercise.

The following table summarizes warrant activity for the years ended June 30, 2020 and 2019:

		Weighted
	Number of	Average
	Shares	Price Per Share
Outstanding at June 30, 2018	291	$5,555
Issued	-	-
Exercised	(24)	-
Forfeited	-	-
Expired	(208)	-
Outstanding at June 30, 2019	59	$4,765
Issued	151,170,482	0.15
Exercised	-	-
Forfeited	-	-
Expired	(27)	-
Outstanding at June 30, 2020	151,170,514	$0.15

Exercisable at June 30, 2020	151,170,482	$0.15
Outstanding and Exercisable:

Weighted average remaining contractual term	2.76
Aggregate intrinsic value	$30,292